Commitment and Contingencies- Purchase Commitments (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Launch
Long-term Purchase Commitment [Line Items]
2023	$ 1,025
2024	1,200
2025	0
2026	0
2027	0
Thereafter	0
Total purchase commitments	2,225
Ground Station
Long-term Purchase Commitment [Line Items]
2023	2,406
2024	985
2025	686
2026	402
2027	76
Thereafter	0
Total purchase commitments	$ 4,555